Note 8 - Cash, Cash balances at central banks and other demands deposits (Tables)	6 Months Ended
Jun. 30, 2019
Cash, Cash balances at central banks and other demands deposits and Financial liabilities measured at amortized cost
Cash, Cash balances at central banks and other demands deposits
Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	June 2019	December 2018
Cash on hand	5.544	6.346
Cash balances at central banks	29.216	43.880
Other demand deposits	9.805	7.970
Total	44.565	58.196